Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Grant Date Fair Market Value of Restricted Common Stock Awards

The grant date fair market value of these awards was approximately $14.1 million.

	Year Ended December 31, 2012
	Number of Shares	Weighted average price(1)
Outstanding non-vested shares, beginning of year	—
Shares granted	1,392,261	$15.84
Shares vested	(235,295)	$17.00
Shares forfeited	—

Outstanding non-vested shares, end of year	1,156,966	$15.61

There was no stock compensation expense in 2011 or 2010, as there were no stock grants that met recognition criteria in either of those periods.

(1)	Grant date fair value.